S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - USD ($)	Dec. 03, 2025	Oct. 22, 2025
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	15,000
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares		6,708,333
Price Paid or to be Paid for Securities, Total Amount (in Dollars)		$ 25,000
Class B Ordinary Shares [Member] | Muzero Acquisition Corp [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	5,833,333
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 25,000
Over-Allotment Option [Member] | Muzero Acquisition Corp [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	6,708,333
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	316,250
Price Paid or to be Paid for Securities, Per Share (in Dollars per share)	$ 3,162,500
Over-allotment Option Exercised [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	335,938
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 4,868,750
Price Paid or to be Paid for Securities, Per Share (in Dollars per share)	$ 3,359,380